Intangible Assets, Net - Summary of intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, Net
Total gross value	¥ 52,650	¥ 88,394
Less: amortization	(36,312)	(62,777)
impairment	(5,923)	(11,894)
Net book value	10,415	13,723
Computer software
Intangible assets, Net
Total gross value	17,082	20,007
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	20,937	50,386
Audio content
Intangible assets, Net
Total gross value	14,494	17,864
Trademark and domain name
Intangible assets, Net
Total gross value	¥ 137	¥ 137